December 6, 2000

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:      Division of Investment Management

		RE:     Mercury U.S. Small Cap Growth Fund
			of Mercury Funds, Inc.
			Post-Effective Amendment No. 1 to
			the Registration Statement on Form
			N-1A (Securities Act File No.
			333-85731,Investment Company Act
			No. 811-08797)
Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury U.S.
	Small Cap Growth Fund (the "Fund") of Mercury
	Funds, Inc. hereby certifies that:

	(1)     the form of Prospectus and Statement of
	Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's
	Registration Statement on Form N-1A: and

	(2) the text of Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 12, 2000.

Very truly yours,

Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc.


______________________
Robert E. Putney, III
      Secretary